Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Derivative financial instruments

9Derivative financial instruments

The Company had the following open Asian put options and capped call options as at June 30, 2026. The put options were entered into to protect the Company against gold prices lower than the strike price over the period hedged. The options are “out-of-the-money” put options which lock in a minimum price over the number of ounces that are subject to the hedge for an initial option price. Refer to note 9.1.2 for additional information on the capped call options.

These arrangements carry no further financial obligations, such as margin calls and none of the options have been designated for hedge accounting.

9.1Derivative financial assets

		June 30, 2026	December 31, 2025
Put options	9.1.1	12,216	8,227
Capped call options	9.1.2	4,352	—
		16,568	8,227

Current		2,286	954
Non-current		14,282	7,273
		16,568	8,227

9.1.1Put options

At June 30, 2026 the Company had the following put options outstanding to hedge gold price risk, reflecting the expiry of certain option positions during the period:

	Ounces hedged	Ounces hedged
Purchase date	June 30, 2026	December 31, 2025	Strike price	Period of hedge
November 12, 2025	54,000 oz	60,000 oz	$3,500	January 2026 - December 2028
November 21, 2025	36,000 oz	48,000 oz	$3,500	January 2026 - December 2027

A total premium of $8,838 was payable for the put options acquired on November 12, 2025, $3,838 was paid during December 2025, and the balance was paid during 2026. A loan of $5,000 was raised for the outstanding amount. The loan bears interest at 10% per month on the outstanding amount and are paid monthly. Interest was paid monthly from November 2025. The loan was paid in full during February 2026.

A total premium of $4,176 was payable for the put options acquired on November 21, 2025. The full amount was paid during May 2026.

9.1.2Capped call options

Separately, in connection with pricing of the Notes (refer to note 23), the Company entered into privately negotiated capped call transactions with option counterparties. These cover, subject to anti-dilution adjustments substantially similar to those applicable to the Notes, the number of common shares initially underlying the Notes. The capped calls are intended to mitigate potential economic dilution upon conversion and/or offset any cash payments the Company may be required to make in excess of principal, subject to a cap. Option counterparties or their affiliates may establish and modify hedges in our common shares and related derivatives, which may affect the market price of our common shares and the trading price of the Notes.

9Derivative financial instruments (continued)

9.2Derivative financial liabilities

		June 30, 2026	December 31, 2025
Derivative liability component (Notes)	9.2.1	27,375	—
		27,375	—

Current		—	—
Non-current		27,375	—
		27,375	—

9.2.1Derivative liability component (Notes)

The Notes (refer to note 23) contain a contingent settlement feature (the Company may settle in cash, shares or combination at its election). The Notes are a compound financial instrument, and the host debt (amortised cost) must be separated from the embedded conversion option (derivative measured at fair value through profit or loss).

Under IAS 32, this feature is a financial liability (derivative) and must be separated from the host debt and is initially recognised as fair value and subsequently under IFRS 9 Financial Instruments. Fair‑value measurement of the derivative follows the IFRS 13 Fair Value Measurement requirements; disclosures follow IFRS 7 Financial Instruments: Disclosures and any Earnings Per Share implications are addressed under IAS 33 Earnings Per Share.

The carrying amount of the derivative liability comprises the following components:

January 1, 2026	—
Allocation of gross proceeds(1)(2)	48,968
Fair value movement	(21,593)
Balance June 30, 2026	27,375
(1)	Transaction cost of $2,381 associated with the derivative instrument was recognised in profit or loss.
(2)	The balance of the $150 million from the Notes proceeds was allocated to the host debt (note 23).

Current	—
Non-current	27,375
27,375

9.3Fair values and cash flow movements

Outlined below are the fair value and cash flow movements of the Group’s derivative financial instruments during the period:

Fair value movements - derivative financial instruments		June 30, 2026	June 30, 2025
Put options	9.1.1	3,989	(1,592)
Capped call options	9.1.2	(10,086)	—
Derivative liability component (Notes)	9.2.1	21,593	—
		15,496	(1,592)

9Derivative financial instruments (continued)

9.3Fair values and cash flow movements (continued)

Cash flows arising from investing activities		June 30, 2026	June 30, 2025
Acquisition of put options	9.1.1	(9,176)	(1,592)
Acquisition capped call options	9.1.2	(14,438)	—
		(23,614)	(1,592)

Cash flows arising from financing activities		June 30, 2026	June 30, 2025
Derivative liability component (Notes)	9.2.1	46,587	—
		46,587	—

The change in the fair value of these derivative financial instruments of $15,496 (June 30, 2025: ($1,592)) has been recognised in the statement of profit or loss and other comprehensive income during the period as a gain (2025: loss) on derivative financial instruments.

The fair value of the financial instruments is included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has assessed that the fair values of cash and cash equivalents, trade receivables, trade payables, bank overdrafts and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The fair value of derivative financial instruments not traded in an active market is determined by using valuation techniques. The fair value of derivative financial instruments traded in an active market are classified as level 1 in the fair value hierarchy. The fair value of derivative financial instruments not traded in an active market are classified as level 2 in the fair value hierarchy. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statements of profit or loss and other comprehensive income. Transaction costs are recognised in profit or loss as incurred.

Level 2 Asian put options

Asian put options are measured at fair value on a recurring basis and are classified as Level 2 within the fair value hierarchy in accordance with IFRS 13.

The fair value of the Asian put options is determined using a Black-Scholes option pricing model, which estimates the fair value of the options based on the contractual terms and prevailing market conditions at the measurement date.

The valuation model incorporates observable market-based inputs, including:

●	the spot price of the underlying commodity,
●	implied volatility derived from observable market data,
●	risk-free interest rates based on observable yield curves,
●	the contractual strike price, and
●	the remaining time to maturity of the options.

The Black-Scholes model applies a risk-neutral valuation framework and discounts expected payoffs to the measurement date using the relevant risk-free rate.

No significant unobservable inputs are used in the valuation. Accordingly, the Asian put options are classified as Level 2 fair value measurements.

9Derivative financial instruments (continued)

9.3Fair values and cash flow movements (continued)

Level 3

Derivative liability component (Notes)

The derivative liability arising from the embedded conversion feature of the Notes is measured at fair value through profit or loss and is classified as a Level 3 financial liability within the fair value hierarchy. The fair value measurement is classified as Level 3 because it incorporates significant unobservable inputs that are not based on observable market data.

The fair value was determined using a specialist valuation model appropriate for convertible debt instruments, incorporating both observable market inputs and significant unobservable assumptions, including expected share price volatility, credit spread adjustments and other instrument-specific factors.

Capped Call Options

The capped call option assets, entered into in conjunction with the issuance of the Notes, are measured at fair value through profit or loss and are classified within Level 3 of the fair value hierarchy. The fair value measurement is classified as Level 3 because significant unobservable inputs are used in determining the valuation.

The fair value of the capped call options was determined using an option pricing model that reflects the contractual terms of the instruments and incorporates both observable market inputs and significant unobservable assumptions. Key inputs include the Company’s share price, expected share price volatility, risk-free interest rates, expected term and dividend assumptions.

Valuation Technique and Significant Unobservable Inputs

The valuation of the derivative liability was performed using a Monte Carlo simulation valuation model. Significant unobservable inputs included expected share price volatility and the Group’s credit spread.

The capped call options were valued using a Black-Scholes-Merton call spread model. The valuation treats each capped call option as a combination of a purchased call option at the contractual strike price and a written call option at the contractual cap price. The fair value is determined as the difference between the respective Black-Scholes values of the two options. Significant unobservable inputs included expected share price volatility and assumptions relating to future share price performance over the remaining contractual term of the options.

Management engaged an independent valuation specialist to determine the fair value of both the derivative liability and the capped call option as at June 30, 2026. The valuation methodology and key assumptions were reviewed by management and are considered to be appropriate and consistent with the assumptions that would be used by market participants at the reporting date.

Reconciliation of Level 3 Fair Value Measurements

	Derivative	Capped Call
	Liability	Option
	US$	US$
Balance at January 1, 2026	—	—
Initial recognition on issuance of the Notes	(48,968)	—
Initial recognition on purchase of the capped call options	—	14,438
Fair value gain (loss) recognised in profit or loss	21,593	(10,086)
Balance at June 30, 2026	(27,375)	4,352

The fair value movement recognised during the period is included within fair value gain/(loss) on derivative financial instruments in the profit or loss.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the six months ended June 30, 2026.